GENERAL INFORMATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

1.    GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

Mobile TeleSystems Public Joint-Stock Company (“MTS PJSC”, or “the Company”) is a company incorporated under the laws of the Russian Federation and having its registered address at 4, Marksistskaya Street, 109147, Moscow, Russian Federation.

The consolidated financial statements of the Company and its subsidiaries (“the Group” or “MTS”) as of December 31, 2021 and 2020, and for the years ended 31 December 2021, 2020 and 2019 were authorized for issue by the President of the Company on March 1, 2022.

Business of the Group – MTS PJSC was incorporated on March 1, 2000, through the merger of MTS CJSC and Rosico TC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow licence area in 1994, before expanding through Russia and the CIS. MTS PJSC’s majority shareholder is Sistema Public Joint-Stock Financial Corporation or “Sistema”, whose controlling shareholder is Vladimir P. Yevtushenkov.

MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol “MBT”. Since 2003 common shares of MTS PJSC have been traded on the Public Joint-Stock Company “Moscow Exchange MICEX-RTS” (the “Moscow Exchange”).

The Group provides a wide range of telecommunications and digital services including voice and data transmission, internet access, pay TV, various value added services (“VAS”) through wireless and fixed lines, fintech services, B2B Cloud and digital solutions as well as the sale of equipment, accessories and software. Upon disposal of its operations in Ukraine in December 2019 (Note 11), the Group primarily operates in Russia.